Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income tax expenses			$ 996
Unified statutory income tax rate under new EIT law	25.00%	25.00%	25.00%
Statutory withholding tax rate to which dividends payable to any of foreign non-resident enterprise investors are subject under current EIT law	10.00%
Aggregate undistributed earnings considered to be indefinitely reinvested	$ 165,059	$ 168,376	$ 164,724
Dividend withholding taxes	10,295
Expired operating loss carry forwards	548	8	17
Income taxes affected by expired operating loss carry forward	137	2	4
Without the tax exemption and preferential tax rates, Increase (decrease) in income tax expense	$ (537)	$ 1,422	$ (333)
Without the tax exemption and preferential tax rates, increase (decrease) in basic and diluted earnings per share	$ 0.00	$ 0.00	$ 0.00
Unrecognized tax benefits	$ 0	$ 0	$ 0
HONG KONG
Income Taxes [Line Items]
Income tax expenses	0	$ 0	$ 0
Expire from 2017 through 2021
Income Taxes [Line Items]
Expired operating loss carry forwards	$ 25,942
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards, expiration period	2017
Latest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards, expiration period	2021
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Income Taxes [Line Items]
Unified statutory income tax rate under new EIT law	15.00%
Preferential income tax rate	25.00%	25.00%	15.00%
HNTE
Income Taxes [Line Items]
Preferential income tax rate	15.00%